Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	CAD 154	CAD 112
Deferred income tax liabilities	5,398	4,896
Net operating loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	58	32
Deferred income tax liabilities	(1,059)	(1,218)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(189)	35
Deferred income tax liabilities	7,390	6,881
Decommissioning and restoration provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	78
Deferred income tax liabilities	(754)	(439)
U.S. alternative minimum tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	143
Deferred income tax liabilities		(112)
Unrealized foreign exchange [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(135)	(224)
Withholding taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	79	89
Retirement benefit plans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	23
Deferred income tax liabilities	(22)	(92)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	41	45
Deferred income tax liabilities	CAD (101)	CAD 11